Short-term loan	12 Months Ended
Dec. 31, 2019
Short-term loan
Short-term loan

9   Short-term loan

The Group entered into a 24-month uncollateralized, non-revolving loan facility agreement with a bank in March 2018, and related amendment agreement in August 2018 (together the “2018 Facility Agreement”). Pursuant to the 2018 Facility Agreement, the Group can borrow up to US$13,000 at a floating interest rate of 3 months London Interbank Offered Rate (LIBOR) +4.36% (a total rate of 6.37% as of December 31, 2019). The Group is subject to certain financial covenants under the 2018 Facility Agreement, including a maximum quarterly student refund rate, and a minimum quarterly gross billing amount. As of December 31, 2019, the Group was in compliance with these covenants.

The Group drew down US$13,000 during 2018, and repaid US$2,958 and US$7,666 of loan principal for the year ended December 31, 2018 and December 31, 2019, respectively. Interest expense for the year ended December 31, 2018 and 2019 was RMB1,944 and RMB3,110, respectively. The loan balance outstanding as of December 31, 2019 was due in March 2020  and was repaid early in January 2020.